Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
Pay Versus Performance Table
As required by item 402(v) of Regulation S-K, we are providing the following information:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
Year	Summary Compensation Table Total Compensation for CEO ($)(1)	Compensation Actually Paid to CEO ($)(3)(5)	Average Summary Compensation Table Total Compensation for Other NEOs ($)(1)(2)	Average Compensation Actually Paid to Other NEOs ($)(2)(4)(5)	Value of Initial Fixed $100 Investment based on:		Net Income ($)	Company-Wide Segment Income ($)(8)
					Total Shareholder Return ($)(6)	Peer Group Total Shareholder Return ($)(6)(7)
2022	7,783,265	(1,944,891)	2,053,323	206,764	103	127	480,900,000	767,700,000
2021	9,429,546	22,765,163	2,756,991	5,517,160	164	158	553,000,000	685,900,000
2020	9,342,044	8,880,349	2,293,390	1,901,314	118	123	358,600,000	517,600,000

(1)
The amounts shown in columns (b) and (d) reflect “Total Compensation” from the Summary Compensation Table (SCT) for each year shown. See the SCT and the notes thereto for the compensation elements included in Total Compensation for each year.

(2)
For 2022, the CEO was John Stauch and the Other NEOs were Robert Fishman, EVP, Chief Financial Officer and Chief Accounting Officer, Karla Robertson, EVP, General Counsel, Secretary and Chief Social Responsibility Officer, Jerome Pedretti, EVP & President, IFT, Steve Pilla, EVP, Chief Supply Chain Officer, and Mario D’Ovidio, former EVP & President, Consumer Solutions.

For 2021, the CEO was John Stauch and the Other NEOs were Robert Fishman, EVP, Chief Financial Officer and Chief Accounting Officer, Karla Robertson, EVP, General Counsel, Secretary and Chief Social Responsibility Officer, Jerome Pedretti, EVP & President IFT, and Mario D’Ovidio, former EVP & President, Consumer Solutions.
For 2020, the CEO was John Stauch and the Other NEOs were Robert Fishman, EVP, Chief Financial Officer and Chief Accounting Officer, Karla Robertson, EVP, General Counsel, Secretary and Chief Social Responsibility Officer, Mario D’Ovidio, former EVP & President, Consumer Solutions, Mark Borin, former EVP, Chief Financial Officer, John Jacko, former EVP, Chief Growth Officer, and Karl Frykman, former EVP, Chief Operating Officer.
Chief Executive Officer
(3)
To calculate Compensation Actually Paid to the CEO, adjustments were made to the “Total Compensation” reported in the SCT for the change in pension value and the value of equity awards, as follows:

Year	Summary Compensation Table Total to CEO ($)	Equity Adjustment ($)	Pension Adjustment ($)	Compensation Actually Paid ($)
2022	7,783,265	(10,199,340)	471,184	(1,944,891)
2021	9,429,546	14,068,723	(733,106)	22,765,163
2020	9,342,044	1,692,487	(2,154,182)	8,880,349

(a)
The pension adjustment for the CEO is shown in the following table. The service costs for each year are offset by the amounts reported as the change in pension value from the SCT reported total compensation.

CEO	Service Cost ($)	Prior Service Cost for Plan Amendments or New Plan ($)	Change in Pension Value from SCT ($)	Adjustment to SCT for Pensions ($)
2022	471,184	—	—	471,184
2021	275,708	—	(1,008,814)	(733,106)
2020	443,871	—	(2,598,053)	(2,154,182)

(b)
The equity award adjustment for the CEO is shown in the following table. The “Stock Awards” and “Option Awards” in the SCT table are deducted and replaced by the value of the CEO’s equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown.

2022 Adjustments for Equity Awards in Column (c) for CEO
Equity Type	Fair Value of 2022 Equity Awards at 12/31/2022 ($)	Change in Value of Prior Years Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years Awards That Vested in FY 2022 ($)	Less: Fair Value of Awards Forfeited in 2022 as Measured FYE 2021 ($)	Cash Dividends Paid ($)	Less: SCT Stock Awards and Option Awards ($)	Equity Value Included in CAP ($)
Stock Awards	2,586,785	(3,950,283)	(3,371,240)	—	—	(4,499,985)	(9,234,723)
Option Awards	1,016,330	(463,143)	(17,777)	—	—	(1,500,027)	(964,617)
Total	3,603,115	(4,413,426)	(3,389,017)	—	—	(6,000,012)	(10,199,340)
2021 Adjustments for Equity Awards in Column (c) for CEO
Equity Type	Fair Value of 2021 Equity Awards at 12/31/2021 ($)	Change in Value of Prior Years Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years Awards That Vested in FY 2021 ($)	Less: Fair Value of Awards Forfeited in 2021 as Measured FYE 2020 ($)	Cash Dividends Paid ($)	Less: SCT Stock Awards and Option Awards ($)	Equity Value Included in CAP ($)
Stock Awards	8,963,136	5,180,040	2,657,220	—	—	(3,749,993)	13,050,403
Option Awards	1,633,579	378,978	255,764	—	—	(1,250,001)	1,018,320
Total	10,596,715	5,559,018	2,912,984	—	—	(4,999,994)	14,068,723
2020 Adjustments for Equity Awards in Column (c) for CEO
Equity Type	Fair Value of 2020 Equity Awards at 12/31/2020 ($)	Change in Value of Prior Years Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years Awards That Vested in FY 2020 ($)	Less: Fair Value of Awards Forfeited in 2020 as Measured FYE 2019 ($)	Cash Dividends Paid ($)	Less: SCT Stock Awards and Option Awards ($)	Equity Value Included in CAP ($)
Stock Awards	3,906,179	646,906	629,499	—	—	(3,374,966)	1,807,618
Option Awards	1,036,576	97	(26,809)	—	—	(1,124,995)	(115,131)
Total	4,942,755	647,003	602,690	—	—	(4,499,961)	1,692,487
Average of Other Named Executive Officers
(4)
To calculate Compensation Actually Paid to the Other NEOs, adjustments were made to the “Total Compensation” reported in the SCT for the change in pension values and the value of equity awards, as follows:

Year	Average Summary Compensation Table Total to NEOs ($)	Average Equity Adjustment ($)	Average Pension Adjustment ($)	Average Compensation Actually Paid ($)
2022	2,053,323	(1,846,559)	—	206,764
2021	2,756,991	2,760,169	—	5,517,160
2020	2,293,390	(241,136)	(150,940)	1,901,314

(a)
The pension adjustment for the NEOs is shown in the following table. The service costs for each year are offset by the amounts reported as the “change in pension value” from the SCT reported total compensation.

(b)
For years 2021 and 2022, none of the Other NEOs participated in a pension plan.

NEOs	Average Service Cost ($)	Average Prior Service Cost for Plan Amendments or New Plan ($)	Average Change in Pension value from SCT ($)	Average Adjustment to SCT for Pensions ($)
2022	—	—	—	—
2021	—	—	—	—
2020	106,007	—	(256,947)	(150,940)

(c)
The equity award adjustment for the NEOs is shown in the following table. The “Stock Awards” and “Option Awards” in the SCT table are offset by the value of the NEO’s equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown.

2022 Adjustments for Equity Awards in Column (e) for NEOs
Equity Type	Avg Fair Value of 2022 Equity Awards at 12/31/2022 ($)	Avg Change in Value of Prior Years Awards Unvested at 12/31/2022 ($)	Avg Change in Value of Prior Years Awards That Vested in FY 2022 ($)	Less: Avg Fair Value of Awards Forfeited in 2022 as Measured FYE 2021 ($)	Avg Cash Dividends Paid ($)	Less: Avg SCT Stock Awards and Option Awards ($)	Avg Equity Value Included in CAP ($)
Stock Awards	474,256	(1,178,213)	(153,726)	—	—	(825,017)	1,682,700
Option Awards	186,327	(72,776)	(2,405)	—	—	(275,005)	(163,859)
Total	660,583	(1,250,989)	(156,131)	—	—	(1,100,022)	(1,846,559)
2021 Adjustments for Equity Awards in Column (e) for NEOs
Equity Type	Avg Fair Value of 2021 Equity Awards at 12/31/2021 ($)	Avg Change in Value of Prior Years Awards Unvested at 12/31/2021 ($)	Avg Change in Value of Prior Years Awards That Vested in FY 2021 ($)	Less: Avg Fair Value of Awards Forfeited in 2021 as Measured FYE 2020 ($)	Avg Cash Dividends Paid ($)	Less: Avg SCT Stock Awards and Option Awards ($)	Avg Equity Value Included in CAP ($)
Stock Awards	1,994,329	595,452	241,076	—	—	(196,884)	2,633,973
Option Awards	363,476	23,924	16,925	—	—	(278,129)	126,196
Total	2,357,805	619,376	258,001	—	—	(475,013)	2,760,169
2020 Adjustments for Equity Awards in Column (e) for NEOs
Equity Type	Avg Fair Value of 2020 Equity Awards at 12/31/2020 ($)	Avg Change in Value of Prior Years Awards Unvested at 12/31/2020 ($)	Avg Change in Value of Prior Years Awards That Vested in FY 2020 ($)	Less: Avg Fair Value of Awards Forfeited in 2020 as Measured FYE 2019 ($)	Avg Cash Dividends Paid ($)	Less: Avg SCT Stock Awards and Option Awards ($)	Avg Equity Value Included in CAP ($)
Stock Awards	952,394	117,124	75,065	(308,563)	—	(928,134)	(92,114)
Option Awards	116,135	32	(33,314)	(47,500)	—	(184,375)	(149,022)
Total	1,068,529	117,156	41,751	(356,063)	—	(1,112,509)	(241,136)

(5)
Fair value of equity awards are computed in accordance with ASC 718. Assumptions used in the calculation of these amounts are included in note 13 to our audited financial statements for the year December 31, 2022 included in our Annual Report on Form 10-K filed with the SEC on February 21, 2023 and are adjusted for factors such as expected payout on Performance Stock Units and expected life for Option Awards as of the respective measurement dates.

(6)
The table shows the cumulative total shareholder returns on our ordinary shares, assuming an investment of $100 on December 31, 2019, and the reinvestment of all dividends since that date to December 31 of current year. The measurement period used for cumulative TSR is the period that commences on the market close of the last trading day before the earliest fiscal year reported in the table (December 31, 2019) and ends on (and includes) the last day of the most recent covered fiscal year.

(7)
Our peer group is the S&P 500 Industrials Index, which is the industry index used in our performance graph in our Form 10-K.

(8)
Our company selected metric is company-wide segment income. Refer to Appendix A for GAAP to Non GAAP Reconciliation.

Company Selected Measure Name	Company-Wide Segment Income
Named Executive Officers, Footnote [Text Block]
(2)
For 2022, the CEO was John Stauch and the Other NEOs were Robert Fishman, EVP, Chief Financial Officer and Chief Accounting Officer, Karla Robertson, EVP, General Counsel, Secretary and Chief Social Responsibility Officer, Jerome Pedretti, EVP & President, IFT, Steve Pilla, EVP, Chief Supply Chain Officer, and Mario D’Ovidio, former EVP & President, Consumer Solutions.

For 2021, the CEO was John Stauch and the Other NEOs were Robert Fishman, EVP, Chief Financial Officer and Chief Accounting Officer, Karla Robertson, EVP, General Counsel, Secretary and Chief Social Responsibility Officer, Jerome Pedretti, EVP & President IFT, and Mario D’Ovidio, former EVP & President, Consumer Solutions.
For 2020, the CEO was John Stauch and the Other NEOs were Robert Fishman, EVP, Chief Financial Officer and Chief Accounting Officer, Karla Robertson, EVP, General Counsel, Secretary and Chief Social Responsibility Officer, Mario D’Ovidio, former EVP & President, Consumer Solutions, Mark Borin, former EVP, Chief Financial Officer, John Jacko, former EVP, Chief Growth Officer, and Karl Frykman, former EVP, Chief Operating Officer.

Peer Group Issuers, Footnote [Text Block]
(6)
The table shows the cumulative total shareholder returns on our ordinary shares, assuming an investment of $100 on December 31, 2019, and the reinvestment of all dividends since that date to December 31 of current year. The measurement period used for cumulative TSR is the period that commences on the market close of the last trading day before the earliest fiscal year reported in the table (December 31, 2019) and ends on (and includes) the last day of the most recent covered fiscal year.

(7)
Our peer group is the S&P 500 Industrials Index, which is the industry index used in our performance graph in our Form 10-K.

PEO Total Compensation Amount	$ 7,783,265	$ 9,429,546	$ 9,342,044
PEO Actually Paid Compensation Amount	$ (1,944,891)	22,765,163	8,880,349
Adjustment To PEO Compensation, Footnote [Text Block]
(3)
To calculate Compensation Actually Paid to the CEO, adjustments were made to the “Total Compensation” reported in the SCT for the change in pension value and the value of equity awards, as follows:

Year	Summary Compensation Table Total to CEO ($)	Equity Adjustment ($)	Pension Adjustment ($)	Compensation Actually Paid ($)
2022	7,783,265	(10,199,340)	471,184	(1,944,891)
2021	9,429,546	14,068,723	(733,106)	22,765,163
2020	9,342,044	1,692,487	(2,154,182)	8,880,349

(a)
The pension adjustment for the CEO is shown in the following table. The service costs for each year are offset by the amounts reported as the change in pension value from the SCT reported total compensation.

CEO	Service Cost ($)	Prior Service Cost for Plan Amendments or New Plan ($)	Change in Pension Value from SCT ($)	Adjustment to SCT for Pensions ($)
2022	471,184	—	—	471,184
2021	275,708	—	(1,008,814)	(733,106)
2020	443,871	—	(2,598,053)	(2,154,182)

(b)
The equity award adjustment for the CEO is shown in the following table. The “Stock Awards” and “Option Awards” in the SCT table are deducted and replaced by the value of the CEO’s equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown.

2022 Adjustments for Equity Awards in Column (c) for CEO
Equity Type	Fair Value of 2022 Equity Awards at 12/31/2022 ($)	Change in Value of Prior Years Awards Unvested at 12/31/2022 ($)	Change in Value of Prior Years Awards That Vested in FY 2022 ($)	Less: Fair Value of Awards Forfeited in 2022 as Measured FYE 2021 ($)	Cash Dividends Paid ($)	Less: SCT Stock Awards and Option Awards ($)	Equity Value Included in CAP ($)
Stock Awards	2,586,785	(3,950,283)	(3,371,240)	—	—	(4,499,985)	(9,234,723)
Option Awards	1,016,330	(463,143)	(17,777)	—	—	(1,500,027)	(964,617)
Total	3,603,115	(4,413,426)	(3,389,017)	—	—	(6,000,012)	(10,199,340)
2021 Adjustments for Equity Awards in Column (c) for CEO
Equity Type	Fair Value of 2021 Equity Awards at 12/31/2021 ($)	Change in Value of Prior Years Awards Unvested at 12/31/2021 ($)	Change in Value of Prior Years Awards That Vested in FY 2021 ($)	Less: Fair Value of Awards Forfeited in 2021 as Measured FYE 2020 ($)	Cash Dividends Paid ($)	Less: SCT Stock Awards and Option Awards ($)	Equity Value Included in CAP ($)
Stock Awards	8,963,136	5,180,040	2,657,220	—	—	(3,749,993)	13,050,403
Option Awards	1,633,579	378,978	255,764	—	—	(1,250,001)	1,018,320
Total	10,596,715	5,559,018	2,912,984	—	—	(4,999,994)	14,068,723
2020 Adjustments for Equity Awards in Column (c) for CEO
Equity Type	Fair Value of 2020 Equity Awards at 12/31/2020 ($)	Change in Value of Prior Years Awards Unvested at 12/31/2020 ($)	Change in Value of Prior Years Awards That Vested in FY 2020 ($)	Less: Fair Value of Awards Forfeited in 2020 as Measured FYE 2019 ($)	Cash Dividends Paid ($)	Less: SCT Stock Awards and Option Awards ($)	Equity Value Included in CAP ($)
Stock Awards	3,906,179	646,906	629,499	—	—	(3,374,966)	1,807,618
Option Awards	1,036,576	97	(26,809)	—	—	(1,124,995)	(115,131)
Total	4,942,755	647,003	602,690	—	—	(4,499,961)	1,692,487

Non-PEO NEO Average Total Compensation Amount	$ 2,053,323	2,756,991	2,293,390
Non-PEO NEO Average Compensation Actually Paid Amount	$ 206,764	5,517,160	1,901,314
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
Average of Other Named Executive Officers
(4)
To calculate Compensation Actually Paid to the Other NEOs, adjustments were made to the “Total Compensation” reported in the SCT for the change in pension values and the value of equity awards, as follows:

Year	Average Summary Compensation Table Total to NEOs ($)	Average Equity Adjustment ($)	Average Pension Adjustment ($)	Average Compensation Actually Paid ($)
2022	2,053,323	(1,846,559)	—	206,764
2021	2,756,991	2,760,169	—	5,517,160
2020	2,293,390	(241,136)	(150,940)	1,901,314

(a)
The pension adjustment for the NEOs is shown in the following table. The service costs for each year are offset by the amounts reported as the “change in pension value” from the SCT reported total compensation.

(b)
For years 2021 and 2022, none of the Other NEOs participated in a pension plan.

NEOs	Average Service Cost ($)	Average Prior Service Cost for Plan Amendments or New Plan ($)	Average Change in Pension value from SCT ($)	Average Adjustment to SCT for Pensions ($)
2022	—	—	—	—
2021	—	—	—	—
2020	106,007	—	(256,947)	(150,940)

(c)
The equity award adjustment for the NEOs is shown in the following table. The “Stock Awards” and “Option Awards” in the SCT table are offset by the value of the NEO’s equity calculated in accordance with the SEC methodology for determining Compensation Actually Paid for each year shown.

2022 Adjustments for Equity Awards in Column (e) for NEOs
Equity Type	Avg Fair Value of 2022 Equity Awards at 12/31/2022 ($)	Avg Change in Value of Prior Years Awards Unvested at 12/31/2022 ($)	Avg Change in Value of Prior Years Awards That Vested in FY 2022 ($)	Less: Avg Fair Value of Awards Forfeited in 2022 as Measured FYE 2021 ($)	Avg Cash Dividends Paid ($)	Less: Avg SCT Stock Awards and Option Awards ($)	Avg Equity Value Included in CAP ($)
Stock Awards	474,256	(1,178,213)	(153,726)	—	—	(825,017)	1,682,700
Option Awards	186,327	(72,776)	(2,405)	—	—	(275,005)	(163,859)
Total	660,583	(1,250,989)	(156,131)	—	—	(1,100,022)	(1,846,559)
2021 Adjustments for Equity Awards in Column (e) for NEOs
Equity Type	Avg Fair Value of 2021 Equity Awards at 12/31/2021 ($)	Avg Change in Value of Prior Years Awards Unvested at 12/31/2021 ($)	Avg Change in Value of Prior Years Awards That Vested in FY 2021 ($)	Less: Avg Fair Value of Awards Forfeited in 2021 as Measured FYE 2020 ($)	Avg Cash Dividends Paid ($)	Less: Avg SCT Stock Awards and Option Awards ($)	Avg Equity Value Included in CAP ($)
Stock Awards	1,994,329	595,452	241,076	—	—	(196,884)	2,633,973
Option Awards	363,476	23,924	16,925	—	—	(278,129)	126,196
Total	2,357,805	619,376	258,001	—	—	(475,013)	2,760,169
2020 Adjustments for Equity Awards in Column (e) for NEOs
Equity Type	Avg Fair Value of 2020 Equity Awards at 12/31/2020 ($)	Avg Change in Value of Prior Years Awards Unvested at 12/31/2020 ($)	Avg Change in Value of Prior Years Awards That Vested in FY 2020 ($)	Less: Avg Fair Value of Awards Forfeited in 2020 as Measured FYE 2019 ($)	Avg Cash Dividends Paid ($)	Less: Avg SCT Stock Awards and Option Awards ($)	Avg Equity Value Included in CAP ($)
Stock Awards	952,394	117,124	75,065	(308,563)	—	(928,134)	(92,114)
Option Awards	116,135	32	(33,314)	(47,500)	—	(184,375)	(149,022)
Total	1,068,529	117,156	41,751	(356,063)	—	(1,112,509)	(241,136)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Tabular List [Table Text Block]
Tabular List of Important Performance Measures Used to Link Pay and Performance
The four measures listed below represent the most important measures used to link compensation actually paid to the NEOs, for fiscal 2022, with our performance, as further described in the CD&A.
Most Important Measures for Linking Pay and Performance
Measure 1 -	Company-Wide Segment Income
Measure 2 -	Adjusted EPS
Measure 3 -	ROIC
Measure 4 -	TSR
While not a metric used in our short and long-term plans, we are including TSR. A sizable amount of the variability of compensation actually paid depends on the value of equity awards, which is based on the Company’s stock price.

Total Shareholder Return Amount	$ 103	164	118
Peer Group Total Shareholder Return Amount	127	158	123
Net Income (Loss)	$ 480,900,000	$ 553,000,000	$ 358,600,000
Company Selected Measure Amount	767,700,000	685,900,000	517,600,000
PEO Name	John Stauch	John Stauch	John Stauch
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Company-Wide Segment Income
Non-GAAP Measure Description [Text Block]	(8) Our company selected metric is company-wide segment income. Refer to Appendix A for GAAP to Non GAAP Reconciliation.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	ROIC
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	TSR
PEO [Member] | Adj To Comp For Equity Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (10,199,340)	$ 14,068,723	$ 1,692,487
PEO [Member] | Adj To Comp for Pension Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	471,184	(733,106)	(2,154,182)
PEO [Member] | Adj To Comp For Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	471,184	275,708	443,871
PEO [Member] | Adj To Comp For Change in Pension Value from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(1,008,814)	(2,598,053)
PEO [Member] | Equity Awards, Stock Awards, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,586,785	8,963,136	3,906,179
PEO [Member] | Equity Awards, Stock Awards, Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,950,283)	5,180,040	646,906
PEO [Member] | Equity Awards, Stock Awards, Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,371,240)	2,657,220	629,499
PEO [Member] | Equity Awards, Stock Awards, Deduction Of SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,499,985)	(3,749,993)	(3,374,966)
PEO [Member] | Equity Awards, Stock Awards, Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(9,234,723)	13,050,403	1,807,618
PEO [Member] | Equity Awards, Option Awards, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,016,330	1,633,579	1,036,576
PEO [Member] | Equity Awards, Option Awards, Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(463,143)	378,978	97
PEO [Member] | Equity Awards, Option Awards, Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(17,777)	255,764	(26,809)
PEO [Member] | Equity Awards, Option Awards, Deduction Of SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,500,027)	(1,250,001)	(1,124,995)
PEO [Member] | Equity Awards, Option Awards, Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(964,617)	1,018,320	(115,131)
PEO [Member] | Equity Awards, Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,603,115	10,596,715	4,942,755
PEO [Member] | Equity Awards, Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,413,426)	5,559,018	647,003
PEO [Member] | Equity Awards, Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,389,017)	2,912,984	602,690
PEO [Member] | Equity Awards, Deduction Of SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,000,012)	(4,999,994)	(4,499,961)
PEO [Member] | Equity Awards, Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			1,692,487
Non-PEO NEO [Member] | Adj To Comp For Average Equity Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,846,559)	2,760,169	(241,136)
Non-PEO NEO [Member] | Adj To Comp For Average Pension Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(150,940)
Non-PEO NEO [Member] | Adj To Comp For Average Service Cost [Member}
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			106,007
Non-PEO NEO [Member] | Adj To Comp For Average Change in Pension value from SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(256,947)
Non-PEO NEO [Member] | Equity Awards, Stock Awards, Average Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	474,256	1,994,329	952,394
Non-PEO NEO [Member] | Equity Awards, Stock Awards, Avg Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,178,213)	595,452	117,124
Non-PEO NEO [Member] | Equity Awards, Stock Awards, Avg Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(153,726)	241,076	75,065
Non-PEO NEO [Member] | Equity Awards, Stock Awards, Deduction Of Avg SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(825,017)	(196,884)	(928,134)
Non-PEO NEO [Member] | Equity Awards, Stock Awards, Avg Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,682,700	2,633,973	(92,114)
Non-PEO NEO [Member] | Equity Awards, Option Awards, Avg Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	186,327	363,476	116,135
Non-PEO NEO [Member] | Equity Awards, Option Awards, Avg Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(72,776)	23,924	32
Non-PEO NEO [Member] | Equity Awards, Option Awards, Avg Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,405)	16,925	(33,314)
Non-PEO NEO [Member] | Equity Awards, Option Awards, Deduction of Avg SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(275,005)	(278,129)	(184,375)
Non-PEO NEO [Member] | Equity Awards, Option Awards, Avg Equity Value Included in CAP [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(163,859)	126,196	(149,022)
Non-PEO NEO [Member] | Equity Awards, Avg Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	660,583	2,357,805	1,068,529
Non-PEO NEO [Member] | Equity Awards, Avg Change in Value of Prior Years Awards Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,250,989)	619,376	117,156
Non-PEO NEO [Member] | Equity Awards, Avg Change in Value of Prior Years Awards That Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(156,131)	258,001	41,751
Non-PEO NEO [Member] | Equity Awards, Deduction Of Avg SCT Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (1,100,022)	$ (475,013)	(1,112,509)
Non-PEO NEO [Member] | Equity Awards, Stock Awards, Deduction Of Avg Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(308,563)
Non-PEO NEO [Member] | Equity Awards, Option Awards, Deduction Of Avg Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			(47,500)
Non-PEO NEO [Member] | Equity Awards, Avg Fair Value of Awards Forfeited [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (356,063)